Shareholder Report, Holdings (Details) - C000229338	Oct. 31, 2025
FR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	22.30%
FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	12.30%
FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	11.10%
FR_3132DNAX1
Holdings [Line Items]
Percent of Net Asset Value	7.90%
FR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	5.80%
FR_08164AAG7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_46647PAV8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_01F0506B7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_06051GKQ1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
FR_95000U3V3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	34.50%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
AssetU.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.40%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AssetMunicipal Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%